Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3ASR
Entity Registrant Name	J.B. HUNT TRANSPORT SERVICES, INC.
Entity Central Index Key	0000728535
Amendment Flag	false